000 B000000 08/31/1999
000 C000000 0000313038
000 D000000 N
000 E000000 F
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 NRM INVESTMENT COMPANY
001 B000000 811-02955
001 C000000 6105250904
002 A000000 919 CONESTOGA ROAD, BLDG 3, STE. 112
002 B000000 ROSEMONT
002 C000000 PA
002 D010000 19010
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
015 B000001 C
018  000000 N
019 A000000 N
019 B000000    0
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        0
022 A000001 PRUDENTIAL SECURITIES, INC.
022 B000001 22-2347336
022 C000001       557
022 D000001       201
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000        557
023 D000000        201
024  000000 N
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
026 A000000 N
026 B000000 N
026 C000000 N
026 D000000 N
026 E000000 N
026 F000000 N
026 G010000 N
026 G020000 N
026 H000000 N
027  000000 N
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000         0
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000         0
028 G020000         0
028 G030000         0
028 G040000         0
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
045  000000 N
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
055 A000000 N
055 B000000 N
056  000000 N
057  000000 N
061  000000        0
062 A000000 Y
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.2
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   1.4
062 M000000   0.0
062 N000000   0.0
062 O000000  98.4
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000  6.8
066 A000000 N
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
070 A010000 N
070 A020000 N
070 B010000 N
070 B020000 N
070 C010000 N
070 C020000 N
070 D010000 N
070 D020000 N
070 E010000 N
070 E020000 N
070 F010000 N
070 F020000 N
070 G010000 N
070 G020000 N
070 H010000 N
070 H020000 N
070 I010000 N
070 I020000 N
070 J010000 N
070 J020000 N
070 K010000 N
070 K020000 N
070 L010000 N
070 L020000 N
070 M010000 N
070 M020000 N
070 N010000 N
070 N020000 N
070 O010000 N
070 O020000 N
070 P010000 N
070 P020000 N
070 Q010000 N
070 Q020000 N
070 R010000 N
070 R020000 N
071 A000000       557
071 B000000       592
071 C000000     17013
071 D000000    3
072 A000000 12
072 B000000      992
072 C000000        0
072 D000000        0
072 E000000        0
072 F000000       10
072 G000000        0
072 H000000        0
072 I000000        3
072 J000000       10
072 K000000        0
072 L000000        0
072 M000000        6
072 N000000        0
072 O000000        3
072 P000000        0
072 Q000000        6
072 R000000        8
072 S000000       21
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000      106
072 X000000      173
072 Y000000        0
072 Z000000      819
072AA000000        0
072BB000000        0
072CC010000        0
072CC020000      537
072DD010000      790
072DD020000        0
072EE000000        8
073 A010000   0.1610
073 A020000   0.0000
073 B000000   0.0020
073 C000000   0.0230
074 A000000        0
074 B000000        0
074 C000000       31
074 D000000    16470
074 E000000        0
074 F000000        0
074 G000000        0
074 H000000        0
074 I000000      230
074 J000000        0
074 K000000        0
074 L000000      218
074 M000000        3
074 N000000    16952
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      128
074 S000000        0
074 T000000    16824
074 U010000     4291
074 U020000        0
074 V010000     3.92
074 V020000     0.00
074 W000000   0.0000
074 X000000      143
074 Y000000        0
075 A000000        0
075 B000000    17363
076  000000     0.00
077 A000000 Y
077 B000000 Y
077 E000000 Y

078  000000 N
080 C000000        0
081 B000000   0
082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   EDWARD FACKENTHAL
TITLE       ASSISTANT SECRETARY

                  ATTACHMENT TO NSAR FOR NRM-INVESTMENT COMPANY

                              SUB-ITEM E OF ITEM 77


         The Fund had been identified as a potentially responsible party ("PRP") by the United States Environmental Protection Agency ("EPA") in remediation activities involving an environmental cleanup project at the Strasburg landfill in Newlin Township, Chester County, Pennsylvania. In addition, another PRP who contributed moneys to early cleanup activities at Strasburg sought contribution from the Fund and other PRPs.

         During the fiscal year ended August 31, 1998, the PRPs agreed among themselves to a settlement offer of the EPA claims for the consideration of $2,500,000 and of the contributing PRP claim for an additional $273,000. The EPA and the contributing PRP accepted these sums. The PPRs paid and the EPA accepted the agreed amount on January 8, 1999. The contributing PRP accepted its agreed amount at the same time.

         The settlement agreement has "reopeners" allowing for an assertion of liability for contamination to groundwater to the extent based upon newly discovered information, and for natural resource damage. In counsel's view, it is unlikely that there will be additional claims regarding the reopeners. Accordingly this claim should no longer be regarded as material; however, it is not possible to give absolute assurance in this regard.

         The EPA asserted another environmental claim against the Fund and other PRPs regarding a site known as Boarhead Farms situate in Bridgeton Township in northern Bucks County, Pa. According to EPA's Record of Decision ("ROD") of November, 1998 relative to estimated future costs, and EPA's past costs the Agency's estimate of total remedial costs is $26,000,000.

         To date there are six named PRPs sharing in a defense group ("the Group") and the Fund's share, should it remain in the Group (see below), is one half of one share. (Two of the six owned the alleged generator at different times and are considered one member.) The Group's investigation has identified approximately 23 others who are arguably PRPs. The Group will attempt to bring in as many of the 23 as possible to share expenses and liability, and to otherwise resolve or try the matter.

         After the ROD was distributed, EPA gave certain PRPs special notices to remediate. The Company was not among them. The Company's interpretation of this circumstance is that the EPA, based upon the evidence available to it at the time, determined that the Company was not sufficiently linked to the site to warrant a cleanup direction. Nevertheless other PRPs who did receive special notices have pointed out evidence which may lead to a link between the Company and the Boarhead site. The Company will continue to examine whatever evidence is presented that may create such a link. Based thereon it will make a decision whether it will remain a member of the Group. If at any time it declines to participate further with the Group, it will be exposed to contribution claims from those remaining and will lose the protection afforded under CERCLA (The Superfund
Act) of contribution protection.

         The Company is contractually committed to pay a one half per capita share of the first phase of the Boarhead cleanup. The total cost for this phase is approximately $1 million, of which the Company's share is approximately $100,000. During the first phase cleanup and pending the determination of responsibilities for later phases of the program, the Group will engage in allocation taking into account existing and what is expected to be later discovered evidence. Based thereon, the $100,000 commitment may be increased, decreased or remain static. By the same means, the Company will judge its cost exposure for the later and larger cleanup phases.

         The matter must be considered material. Counsel expects the least the Company may expect to incur in regard to this project is the approximate $100,000 presently committed. However, at this time in light of the unknown number of participants, the uncertainty of the ROD's estimates for future operation costs and related cleanup expense, the issue of linkage, the absence of knowledge of evidence to be presented to the Group's allocator, counsel is unable to predict an amount or range of liability beyond $100,000.

                                        2